Shareholder Report, Line Graph (Details) 74200006200_Franklin Federal Intermediate-Term Tax-Free Income Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 10,834	$ 10,498	$ 10,043	$ 10,579	$ 10,766	$ 10,740	$ 10,172	$ 9,940	$ 9,874	$ 10,000	$ 11,379
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,112	11,764	11,159	11,759	11,837	11,713	10,700	10,276	10,025	10,000	$ 12,713
Bloomberg Municipal -5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 11,937	$ 11,605	$ 11,093	$ 11,434	$ 11,564	$ 11,407	$ 10,596	$ 10,178	$ 10,002	$ 10,000	$ 12,607